Investment in Affiliates (Tables)	12 Months Ended
Dec. 31, 2011
Investment in Affiliates [Abstract]
Components of investments in affiliates

The Company’s investment in affiliates consisted of the following at December 31 (dollars in thousands):

		2011
	Reporting Segment	Ownership Interest	Company Investment	Debt	Recourse Debt
1200 17 th Street, NW	Washington, D.C.	95%	$20,426	$20,000	$—
Metro Place III & IV	Northern Virginia	51%	27,856	50,954	—
1750 H Street, NW	Washington, D.C.	50%	16,749	30,382	—
Aviation Business Park	Maryland	50%	4,699	—	—
RiversPark I and II	Maryland	25%	2,788	28,000	7,000

			$72,518	$129,336	$7,000

		2010
		Ownership Interest	Company Investment	Debt	Recourse Debt
1750 H Street, NW	Washington, D.C.	50%	$16,830	$31,287	$—
Aviation Business Park	Maryland	50%	4,190	—	—
RiversPark I and II	Maryland	25%	2,701	28,000	7,000

			$23,721	$59,287	$7,000

Net assets of Company's unconsolidated joint ventures

The net assets of the Company’s unconsolidated joint ventures consisted of the following at December 31(amounts in thousands):

	2011	2010
Assets:
Rental property, net	$242,767	$104,559
Cash and cash equivalents	4,009	1,706
Other assets	22,734	11,442

Total assets	269,510	117,707

Liabilities:
Mortgage loans (1)	132,370	59,914
Other liabilities	7,207	4,316

Total liabilities	139,577	64,230

Net assets	$129,933	$53,477

(1)	Includes mortgage debt fair value adjustments.

Results of operations of Company's unconsolidated joint ventures

The following table summarizes the results of operations of the Company’s unconsolidated joint ventures. The Company’s share of earnings or losses related to its unconsolidated joint ventures is recorded in its consolidated statements of operations as “Equity in (earnings) losses of affiliates” (amounts in thousands):

	Year Ended December 31, 2011	Year Ended December 31, 2010	The period from March 17, 2009 through December 31, 2009
Total revenues	$13,389	$5,923	$2,121
Total operating expenses	(4,330)	(1,547)	(458)

Net operating income	9,059	4,376	1,663
Depreciation and amortization	(5,725)	(2,695)	(1,087)
Interest expense, net	(3,450)	(2,160)	(955)
Benefit (provision) for income taxes	176	(24)	—

Net income (loss)	$60	$(503)	$(379)